Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	SFr 762,453	SFr 938,247
Accrued expenses	1,433,106	1,339,822
Loan and borrowings	523,920
Derivative financial instruments	316,757	4,353
Total	3,036,236	2,282,422
Carrying amount [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	762,453	938,247
Accrued expenses	1,433,106	1,339,822
Loan and borrowings	523,920
Derivative financial instruments	316,757	4,353
Total	3,036,236	2,282,422
Less than 3 months [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	762,453	938,247
Accrued expenses	1,433,106	1,339,822
Loan and borrowings	473,920
Derivative financial instruments	310,439
Total	2,979,918	2,278,069
Between 3 months and 2 years [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings	50,000
Derivative financial instruments
Total	50,000
2 years and later [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Derivative financial instruments	6,318	4,353
Total	SFr 6,318	SFr 4,353